PROTECTIVE LIFE CORPORATION                       (PROTECTIVE LOGO APPEARS HERE)
Post Office Box 2606
Birmingham, Alabama 35202
205-879-9230


STEVE M. CALLAWAY
Senior Associate Counsel

Writer's Direct Number: (205) 868-3604
Facsimile Number: (205) 868-3597
Toll-Free Number: (800) 627-0220

                                  May 7, 1999

VIA EDGARLINK
-------------

U.S. Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


                              RE:  PROTECTIVE LIFE INSURANCE COMPANY
                                   PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                                   ELEMENTS(SM) ACCESS VARIABLE DEFERRED ANNUITY FILING PURSUANT TO RULE 497(j) FOR
                                   FILE NO. 333-68551; 811-8108


Commissioners:

     On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Elements(SM) Access variable deferred annuity contract and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 2 for Protective Variable Annuity Separate Account as filed with the Commission on May 3, 1999 via EDGARLINK.

     Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                                   Sincerely,

                                   /s/ Steve M. Callaway
                                   Steve M. Callaway

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